MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
MAINLAND CHINA CONTRIBUTION PLAN
Employee benefit contributions	¥ 264,258	¥ 212,723	¥ 182,321